SHAREHOLDERS’ EQUITY/(DEFICIT) - Schedule of reconciliation of number of shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period (in shares)	384,499,607	384,499,607
Number of shares
Shares sold externally (in shares)	167,670,000	0
Shares issued due to exercise of share options and vesting of RSUs and PSUs (in shares)	1,461,589	0
Number of shares outstanding at end of period (in shares)	553,631,196	384,499,607